8. Deferred Taxes	12 Months Ended
Dec. 31, 2018
Deferred Taxes
Deferred Taxes

Note 8 — Deferred Taxes

The amount of unused tax losses for which no deferred tax assets are recognized in the consolidated statements of financial position as of December 31, 2018, 2017 and 2016 was $83,175, $41,632 and $542,357, respectively, with no expiration date limitation.

Deferred tax is calculated in full on temporary differences using a tax rate of 24% for the years ended December 31, 2018, 2017 and 2016, if the temporary difference is subject only to IRES (an Italian corporate income tax of 24%) rules, or 27.9% or the years ended December 31, 2018, 2017 and 2016, if the temporary difference is subject both to IRES and IRAP (an Italian regional production tax of 3.9%) rules.

The new Italian legislation amended the IRES rates from 27.5% to 24% in 2017 to be used for the income tax calculation of accounting periods ending in the year 2018, 2017 and 2016.

The movement on the deferred tax account is as shown below:

	2018	2017	2016
At January 1	$(2,750,314)	$(2,557,571)	$(2,764,734)

Recognized directly in equity
Sale of Nova (see note 9 — Discontinued Operations)	–	206,679	–
Currency exchange difference	119,998	(383,555)	71,026

Recognized in profit and loss
Deferred tax benefit/(expense)	273,071	(15,867)	136,137
At December 31,	$(2,357,245)	$(2,750,314)	$(2,557,571)

Details of the deferred tax liability and amounts recognized in net loss are as follows:

	2018	2018	2018	2018
	Asset	Liability	(Charged) / Net	Movement
Adjustment for IFRS purposes (deductible/taxable for local tax rules in future fiscal years)
Writing off of intangibles	$439,775	$–	$439,775	$45,592
Writing off of tangibles	–	(52,442)	(52,442)	6,904
Accounting of lease contracts according to IAS 17	–	(2,141,227)	(2,141,227)	244,962
Accounting of investment properties according to fair value	–	(352,034)	(352,034)	(569,346)
Loss on investments (internal restructuring)	–	(251,317)	(251,317)	–
Other temporary differences
Others	–	–	–	(1,183)
Total	$439,775	$(2,797,020)	$(2,357,245)	$(273,071)

	2017	2017	2017	2017
	Asset	Liability	(Charged) / Net	Movement
Adjustment for IFRS purposes (deductible/taxable for local tax rules in future fiscal years)
Writing off of intangibles	$507,880	$–	$507,880	$59,767
Writing off of tangibles	–	(48,009)	(48,009)	11,164
Accounting of lease contracts according to IAS 17	–	(1,997,805)	(1,997,805)	191,956
Accounting of investment properties according to fair value	–	(948,648)	(948,648)	(225,124)
Loss on investments (internal restructuring)	–	(263,732)	(263,732)	–
Other temporary differences
Bad debt provision	–	–	–	2,780
Others	–	–	–	(24,676)
Total	$507,880	$(3,258,194)	$(2,750,314)	$15,867

	2016	2016	2016	2016*
	Assets	Liabilities	(Charged)/ Net	Movement
Adjustment for IFRS purposes (deductible/taxable for local tax rules in future fiscal years)
Writing off of intangibles	$501,880	$–	$501,880	$97,213
Writing off of tangibles	–	(149,164)	(149,164)	8,424
Accounting of lease contracts according to IAS 17	–	(1,574,288)	(1,574,289)	14,091
Accounting of investment properties according to fair value	–	(1,107,110)	(1,107,110)	(272,437)
Mark to market on derivative instruments	–	–	–	53,034
Loss on investments (internal restructuring)	–	(231,484)	(231,484)	(30,470)
Other temporary differences
Bad debt provision	2,596	–	2,596	397
Provision for risk	–	–	–	217
Others	–	–	–	(775)
Total	$504,476	$(3,062,046)	$(2,557,571)	$(130,306)

*	Restated for discontinued operations (see note 9 — Discontinued Operations)